NATURE OF OPERATIONS	1 Months Ended
Oct. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]
NOTE 1- NATURE OF OPERATIONS

Nature of Business

The Company was incorporated in Delaware on Sept 30 2016 and is a development stage company focusing on originating mortgage loans. At Blue Sky Group Holdings, we seek to provide loans to mid-grade and high-grade borrowers that are seeking to purchase primary residences.

Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has not yet established a stable ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to sustain operations and the attainment of profitable operations. The Company has an accumulated deficit of approximately $8,330 for the month ended October 31, 2016. These factors, among others, raise substantial doubt as to its ability to continue as a going concern.

In order to continue as a going concern, the Company needs to develop a reliable source of revenues, and achieve a profitable level of operations. During the one month ended October 31, 2016, the Company has been involved primarily with development of operations. The Company has continued to organize and structure to meet the needs of shareholders and attract suitable financing. To fund operations for the next twelve months, the Company projects a need for $20,000,000 that will have to be raised through debt or equity.

If the Company is unable to obtain adequate capital, it could be forced to cease operations. Accordingly, the accompanying financial statements are accounted for as if the Company is a going concern and do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or other adjustments that might be necessary should be Company be unable to continue as a going concern.